Equity	12 Months Ended
Jun. 30, 2021
Disclosure Of Classes Of Share Capital [Abstract]
Equity

7. Equity

a.	Contributed equity

(i) Share capital

	As of June 30,
	2021	2020	2019	2021	2020	2019
	Shares No.			(U.S. dollars, in thousands)
Contributed equity
(i) Share capital
Ordinary shares	648,696,070	583,949,612	498,626,208	1,163,153	1,051,450	910,405
Less: Treasury Shares	(771,983)	(3,500,000)	(3,500,000)	—	—	—
Total Contributed Equity	647,924,087	580,449,612	495,126,208	1,163,153	1,051,450	910,405

(ii) Movements in ordinary share capital

	As of June 30,			As of June 30,
	2021	2020	2019	2021	2020	2019
	Shares No.			(U.S. dollars, in thousands)
Opening balance	583,949,612	498,626,208	482,639,654	1,051,450	910,405	889,481
Issues of ordinary shares during the period
Exercise of share options(1)	—	4,223,404	313,108	9,223	4,364	258
Transfer to employee share trust(1)	3,450,000	—		—	—
Share based compensation for services rendered	1,187,168	600,000	1,209,187	1,867	864	1,170
Placement of shares under a share placement agreement(2)(3)	60,109,290	80,500,000	14,464,259	97,031	139,483	20,000
Transaction costs arising on share issue	—	—	—	(1,312)	(6,871)	(817)
Total contributions of equity during the period	64,746,458	85,323,404	15,986,554	106,809	137,840	20,611

Share options reserve transferred to equity on exercise of options	—	—	—	4,894	3,205	313
Ending balance	648,696,070	583,949,612	498,626,208	1,163,153	1,051,450	910,405

(1)

Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. From July 1, 2020, unpaid shares are issued to the share trust to enable future option exercises to be settled. On exercise of options, the proceeds of the exercise are recorded in ordinary share capital in Mesoblast Limited and the exercise is settled by transfer of the shares from the share trust to the employee. Prior to July 1, 2020, the shares issued and share capital received on the exercise of options were recorded in ordinary share capital.

(2)

In October 2019, the Group completed a A$75.0 million (US$50.7 million) capital raise through the placement of 37.5 million new fully-paid ordinary shares at a price of A$2.00 per share to existing and new institutional investors, representing a 3.15% discount to the 10 day volume weighted average price calculated at the close of trading. In May 2020, the Group completed a A$138.0 million (US$88.8 million) capital raise through the placement of 43.0 million new fully-paid ordinary shares at a price of A$3.20 per share to existing and new institutional investors, representing a 7% discount to the 5 day volume weighted average price calculated at the close of trading May 8, 2020. During the year ended June 30, 2019, a $20.0 million equity purchase of Mesoblast Limited was completed at A$1.86 per share, representing a 20% premium to a blended volume weighted average price calculated over three months, one month and one day.

(3)

In March 2021, 60,109,290 shares were issued in an equity purchase of Mesoblast Limited at A$2.30 per share to existing and new institutional investors, representing a 6.50% discount to the price calculated at the close of trading February 25, 2021. The investors also received warrants to acquire a further 15 million shares at a price of A$2.88 per share, a 25% premium to the placement price, which may raise up to a further A$43.2 million, on or before March 15, 2028. These warrants have been classified within warrant reserves, refer to Note 7(c).

(iii) Movements of shares in share trust

	As of June 30		As of June 30
	2021	2020	2021	2020
	Shares No.		(U.S. dollars, in thousands)
Opening balance(1)	3,500,000	3,500,000	—	—
Movement of shares in share trust
Transfer to employee share trust(2)	3,450,000	—	—	—
Exercise of share options(2)	(6,178,017)	—	—	—
Ending balance	771,983	3,500,000	—	—
(1)

In July 2020, the Group formed the Mesoblast Employee Share Trust, being a new trust formed to administer the Group’s employee share scheme. Prior to forming the new trust, the Group had been using the Mesoblast Limited Employee Share Trust for administering some aspects of the Group’s employee share scheme. In July 2020, 3,500,000 shares were transferred from Mesoblast Limited Employee Share Trust to the new Mesoblast Employee Share Trust. These trusts have been consolidated, as the substance of the relationship is that the trusts are controlled by the Group.

(2)

Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. From July 1, 2020, unpaid shares are issued to the share trust to enable future option exercises to be settled. On exercise of options, the proceeds of the exercise are recorded in ordinary share capital in Mesoblast Limited and the exercise is settled by transfer of the shares from the share trust to the employee. Prior to July 1, 2020, the shares issued and share capital received on the exercise of options were recorded in ordinary share capital.

(iv) Ordinary shares

Ordinary shares participate in dividends and the proceeds on winding up of the Group in equal proportion to the number of shares held. At shareholders meetings each ordinary share is entitled to one vote when a poll is called, otherwise each shareholder has one vote on a show of hands. Ordinary shares have no par value and the Company does not have a limited amount of authorized capital.

(v) Employee share options

Information relating to the Group’s employee share option plan, including details of shares issued under the scheme, is set out in Note 17.

b.	Reserves

(i) Reserves

	As at June 30,
(in U.S. dollars, in thousands)	2021	2020
Share-based payments reserve	92,855	85,330
Investment revaluation reserve	(220)	(429)
Foreign currency translation reserve	(39,791)	(38,267)
Warrants reserve	12,969	—
	65,813	46,634

(ii) Reconciliation of reserves

(in U.S. dollars, in thousands)	As at June 30,
Share-based payments reserve	2021	2020
Opening balance	85,330	80,034
Tax credited / (debited) to equity	(91)	979
Transfer to ordinary shares on exercise of options	(4,894)	(3,205)
Share-based payment expense for the year	12,510	7,522
Closing Balance	92,855	85,330

Investment revaluation reserve
Opening balance	(429)	17
Changes in the fair value of financial assets through other comprehensive income	209	(446)
Closing Balance	(220)	(429)

Foreign currency translation reserve
Opening balance	(38,267)	(39,413)
Currency gain/(loss) on translation of foreign operations net assets	(1,524)	1,146
Closing Balance	(39,791)	(38,267)

Warrant reserve
Opening balance	—	—
Warrants fair value at issue date - March 18, 2021	12,969	—
Closing Balance	12,969	—

(iii) Nature and purpose of reserves

Share-based payment reserve

The share-based payments reserve is used to recognize:

•	the fair value(1) of options issued but not exercised; and
•	the fair value(1) of deferred shares granted but not yet vested.

(1)

The fair value recognized is determined at the acceptance date, which is the date at which the entity and the employee agree to a share-based payment arrangement, being when the entity and the employee have a shared understanding of the terms and conditions of the arrangement.

Foreign currency translation reserve

Exchange differences arising on translation of a foreign controlled entity are recognized in other comprehensive income and accumulated in a separate reserve within equity. The cumulative amount is reclassified to profit or loss when the net investment is disposed of.

Warrants reserve

In March 2021, the Group completed a A$138.0 million (US$110.0 million) private placement of 60,109,290 new fully-paid ordinary shares at a price of A$2.30. As part of this placement, the Group also issued one warrant for every four ordinary shares issued in the placement, which resulted in a further 15,027,327 warrants issued. Each warrant has an exercise price of A$2.88 per share and a 7 year term. The Group has a right to compel exercise of the warrants at any time, subject to the price of the Group’s ordinary shares trading at least A$4.32 for 45 consecutive days on the ASX. The warrants do not confer any rights to dividends or a right to participate in a new issue without exercising the warrant.

The terms of the warrants include certain anti-dilution clauses, which adjust the exercise price or conversion ratio in the event of a rights issue or bonus issue. Management analyzed these clauses and determined the fixed-for-fixed requirement was still satisfied because the relative rights of shareholders and warrant holders were maintained. Therefore the warrants were classified as equity. The warrants were initially measured in equity at fair value, which was determined using a Monte Carlo simulation (refer to Note 7(b)(iv)), with the residual consideration being attributed to the ordinary shares issued in the same transaction. The warrants are not remeasured for subsequent changes in fair value.

(iv) Fair value of warrants

The warrants granted are not traded in an active market and therefore the fair value has been estimated by using the Monte Carlo pricing model based on the following assumptions. Key terms of the warrants are included above. The following assumptions were based on observable market conditions that existed at the issue date.

Assumption	At Issue date - March 18, 2021	Rationale
Share Price	A$2.41	Closing share price on valuation date from external market source
Exercise Price	A$2.88	As per subscription agreement
Expected Term	7 years	As per subscription agreement
Dividend Yield	0%	Based on Company’s nil dividend history
Expected Volatility	66.88%	Based on historical volatility data for the Company
A$-US$ FX Spot Rate	0.7827	Closing FX rate on valuation date from the Reserve Bank of Australia historical foreign exchange rate tables
Risk Free Interest Rate	1.24%	Based on the mid-point of the Australian Government issued 5 year and 10 year bonds
Fair value per warrant	A$1.103 US$0.863	Determined using Monte Carlo pricing models with the inputs above
Fair value	$12,968,583	Fair value of 15,027,327 warrants as at issue date